Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Discourse of Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	Assets owned and used by the Company					Right-of- use assets
	Computers	Lab equipment	Office furniture and equipment	Leasehold improvements	Motor vehicles	Leasehold office	Total
Cost:
Balance at January 1, 2021	$20	$12	$23	$-	$-	$-	$55
New leases	-	-	-	-	-	78	78
Purchases	6	-	29	-	-	-	35
Disposals	(19)	(12)	(23)	-	-	-	(54)

Balance at December 31, 2021	7	-	29	-	-	78	114

Accumulated depreciation:
Balance at January 1, 2021	19	12	13	-	-	-	44
Depreciation of leases	-	-	-	-	-	20	20
Depreciation	1	-	11	-	-	-	12
Disposals	(19)	(12)	(23)	-	-	-	(54)

Balance at December 31, 2021	1	-	1	-	-	20	22

Depreciated cost at December 31, 2021	6	-	28	-	-	58	92

Balance at January 1, 2020	$20	$12	$23	$29	$-	$193	$277
Termination of leases	-	-	-	-	-	(193)	(193)
Disposals	-	-	-	(29)	-	-	(29)

Balance at December 31, 2020	20	12	23	-	-	-	55

Accumulated depreciation:
Balance at January 1, 2020	15	12	11	7		57	102
Termination of leases	-	-	-	-	-	(57)	(57)
Depreciation	4	-	2	2		-	7
Disposals	-	-	-	(9)	-	-	(9)

Balance at December 31, 2020	19	12	13	-	-	-	44

Depreciated cost at December 31, 2020	1	-	10	-	-	-	11